Capital adequacy and liquidity situation - Liquidity reserve (Details) - Liquidity risk - Separate - SEK (kr) kr in Billions	Jun. 30, 2026	Dec. 31, 2025
Liquidity reserve
Total liquidity reserve	kr 64.9	kr 57.2
Skr
Liquidity reserve
Total liquidity reserve	28.0	22.4
EUR
Liquidity reserve
Total liquidity reserve	14.5	12.7
USD
Liquidity reserve
Total liquidity reserve	22.4	22.1
Securities issued or guaranteed by sovereigns, central banks or multilateral development banks
Liquidity reserve
Total liquidity reserve	29.6	33.0
Securities issued or guaranteed by sovereigns, central banks or multilateral development banks | Skr
Liquidity reserve
Total liquidity reserve	5.0	6.0
Securities issued or guaranteed by sovereigns, central banks or multilateral development banks | EUR
Liquidity reserve
Total liquidity reserve	7.3	11.2
Securities issued or guaranteed by sovereigns, central banks or multilateral development banks | USD
Liquidity reserve
Total liquidity reserve	17.3	15.8
Securities issued or guaranteed by municipalities or other public entities
Liquidity reserve
Total liquidity reserve	14.6	11.2
Securities issued or guaranteed by municipalities or other public entities | Skr
Liquidity reserve
Total liquidity reserve	4.0	4.2
Securities issued or guaranteed by municipalities or other public entities | EUR
Liquidity reserve
Total liquidity reserve	5.5	0.7
Securities issued or guaranteed by municipalities or other public entities | USD
Liquidity reserve
Total liquidity reserve	5.1	6.3
Covered bonds issued by other institutions
Liquidity reserve
Total liquidity reserve	12.8	12.0
Covered bonds issued by other institutions | Skr
Liquidity reserve
Total liquidity reserve	11.1	11.2
Covered bonds issued by other institutions | EUR
Liquidity reserve
Total liquidity reserve	1.7	0.8
Balances with National Debt Office
Liquidity reserve
Total liquidity reserve	7.9	1.0
Balances with National Debt Office | Skr
Liquidity reserve
Total liquidity reserve	kr 7.9	kr 1.0